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RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

July 18, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:                             Altegris KKR Commitments Master Fund

File No. 811-22963

Ladies and Gentlemen:

On behalf of Altegris KKR Commitments Master Fund (the “Fund”), electronically transmitted for filing is the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and under the Investment Company Act of 1940, as amended (the “Registration Statement”).  This filing is being made for the purpose of (i) registering and issuing the Fund’s shares of beneficial interest in accordance with the Registration Statement; (ii) updating certain financial information; and (iii) making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

We believe that the Registration Statement is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we respectfully request selective review of the Registration Statement on an expedited basis.  The disclosure contained in the Registration Statement is substantially similar to the disclosure contained in the Fund’s Prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act on February 13, 2017 (the “497 Filing”), except for the inclusion of updated information with respect to the Fund.  Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with its Registration Statement.

For your convenience, we will provide a blackline of the Registration Statement against the 497 Filing.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3525.  Thank you.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz